Description of Business (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Aug. 01, 2022
Description of Business [Line Items]
Company incorporated date	Jul. 10, 2023
Galata Acquisition Corp [Member]
Description of Business [Line Items]
Callaway capital		$ 146.6